Segment information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 121,256	$ 110,741	$ 93,266
Costs	(83,971)	(75,384)	(62,078)
Gross profit / (loss)	40,769	37,619	33,394
Net gain from fair value adjustment of investment properties	(30,992)	37,746	(18,971)
General and administrative expenses	(12,267)	(12,152)	(10,876)
Selling expenses	16,348	13,976	13,489
Other operating results, net	2,770	1,101	3,657
Profit / (loss) from operations	44,073	(24,489)	31,857
Share of profit / (loss) of associates and joint ventures	8,662	(7,328)	(3,452)
Segment profit / (loss)	20,003	(40,729)	27,420
Property, plant and equipment	59,956	54,106	52,073
Investment in associates and joint ventures	75,128	44,870
Corporate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit / (loss)
Net gain from fair value adjustment of investment properties
General and administrative expenses	(177)	(274)	(225)
Selling expenses
Other operating results, net
Management fees
Profit / (loss) from operations	(177)	(274)	(225)
Segment profit / (loss)	(177)	(274)	(225)
Property, plant and equipment
Investment in associates and joint ventures
Other reportable assets
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	9,073	7,961	6,297
Costs	(7,582)	6,675	(5,672)
Gross profit / (loss)	1,501	1,292	616
Net gain from fair value adjustment of investment properties
General and administrative expenses	(286)	(289)	(276)
Selling expenses	(794)	(690)	(431)
Other operating results, net	246	147	104
Management fees
Profit / (loss) from operations	667	460	13
Segment profit / (loss)	739	414	11
Property, plant and equipment	54	767	605
Investment in associates and joint ventures	293	23	91
Other reportable assets	3,496	1,942	867
Operations Center in Argentina [Member] | Total [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	11,138	15,056	13,872
Costs	(2,755)	(3,201)	(2,822)
Gross profit / (loss)	8,383	11,855	11,050
Net gain from fair value adjustment of investment properties	33,464	(39,477)	19,809
General and administrative expenses	(2,150)	(2,668)	(2,335)
Selling expenses	(1,232)	(1,085)	(1,126)
Other operating results, net	(48)	(659)	(56)
Management fees
Profit / (loss) from operations	38,417	(32,034)	27,342
Share of profit / (loss) of associates and joint ventures	7,047	(6,183)	(4,227)
Segment profit / (loss)	45,464	(38,217)	23,115
Investment and trading properties	144,313	110,465	144,625
Property, plant and equipment	3,298	2,600	2,666
Investment in associates and joint ventures	9,274	1,884	4,829
Other reportable assets	1,102	536	740
Reportable assets	157,987	111,717	152,860
Operations Center in Argentina [Member] | Shopping Malls [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,935	8,541	9,750
Costs	(567)	(776)	(829)
Gross profit / (loss)	5,368	7,765	8,921
Net gain from fair value adjustment of investment properties	(2,105)	(40,582)	6,266
General and administrative expenses	(829)	(945)	(854)
Selling expenses	(709)	(530)	(607)
Other operating results, net	(38)	(109)	(105)
Management fees
Profit / (loss) from operations	1,687	(34,401)	13,621
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)	1,687	(34,401)	13,621
Investment and trading properties	49,109	50,104	89,983
Property, plant and equipment	225	260	213
Investment in associates and joint ventures
Other reportable assets	111	113	129
Reportable assets	49,445	50,477	90,325
Operations Center in Argentina [Member] | Offices [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,358	2,239	1,332
Costs	(144)	(153)	(124)
Gross profit / (loss)	2,214	2,086	1,208
Net gain from fair value adjustment of investment properties	22,756	747	5,843
General and administrative expenses	(220)	(206)	(216)
Selling expenses	(85)	(99)	(143)
Other operating results, net	(30)	(40)	(24)
Management fees
Profit / (loss) from operations	24,635	2,488	6,668
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)	24,635	2,488	6,668
Investment and trading properties	61,284	31,432	28,142
Property, plant and equipment	1,130	136	120
Investment in associates and joint ventures
Other reportable assets	122	123	122
Reportable assets	62,536	31,691	28,384
Operations Center in Argentina [Member] | Sales and developments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	735	1,119	300
Costs	(690)	(527)	(149)
Gross profit / (loss)	45	592	151
Net gain from fair value adjustment of investment properties	12,179	726	7,338
General and administrative expenses	(228)	(283)	(198)
Selling expenses	(197)	(119)	(58)
Other operating results, net	(27)	(286)	138
Management fees
Profit / (loss) from operations	11,772	630	7,371
Share of profit / (loss) of associates and joint ventures		(37)	4
Segment profit / (loss)	11,772	593	7,375
Investment and trading properties	32,171	27,777	25,166
Property, plant and equipment
Investment in associates and joint ventures	532	443	447
Other reportable assets	753	184	189
Reportable assets	33,456	28,404	25,802
Operations Center in Argentina [Member] | Hotels [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,021	2,953	2,446
Costs	(1,244)	(1,588)	(1,672)
Gross profit / (loss)	777	1,365	774
Net gain from fair value adjustment of investment properties
General and administrative expenses	(365)	(492)	(487)
Selling expenses	(230)	(316)	(311)
Other operating results, net	(20)	114	(40)
Management fees
Profit / (loss) from operations	162	671	(64)
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)	162	671	(64)
Investment and trading properties
Property, plant and equipment	1,943	2,024	2,135
Investment in associates and joint ventures
Other reportable assets	26	26	27
Reportable assets	1,969	2,050	2,162
Operations Center in Argentina [Member] | International [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	11	14
Costs	(12)	(6)
Gross profit / (loss)	(1)	8
Net gain from fair value adjustment of investment properties		6
General and administrative expenses	(110)	(110)	(118)
Selling expenses
Other operating results, net		(24)	(58)
Management fees
Profit / (loss) from operations	(111)	(120)	(176)
Share of profit / (loss) of associates and joint ventures	7,377	(3,679)	(4,425)
Segment profit / (loss)	7,266	(3,799)	(4,601)
Investment and trading properties	307	90
Property, plant and equipment		180	198
Investment in associates and joint ventures	2,004	(7,222)	(3,869)
Other reportable assets
Reportable assets	2,311	(6,952)	(3,671)
Operations Center in Argentina [Member] | Corporate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit / (loss)
Net gain from fair value adjustment of investment properties
General and administrative expenses	(282)	(519)	(385)
Selling expenses
Other operating results, net
Management fees
Profit / (loss) from operations	(282)	(519)	(385)
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)	(282)	(519)	(385)
Investment and trading properties
Property, plant and equipment
Investment in associates and joint ventures
Other reportable assets
Reportable assets
Operations Center in Argentina [Member] | Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	78	190	44
Costs	(98)	(151)	(48)
Gross profit / (loss)	(20)	39	(4)
Net gain from fair value adjustment of investment properties	634	(374)	362
General and administrative expenses	(116)	(113)	(77)
Selling expenses	(11)	(21)	(7)
Other operating results, net	67	(314)	33
Management fees
Profit / (loss) from operations	554	(783)	307
Share of profit / (loss) of associates and joint ventures	(330)	(2,467)	194
Segment profit / (loss)	224	(3,250)	501
Investment and trading properties	1,442	1,062	1,334
Property, plant and equipment
Investment in associates and joint ventures	6,738	4,895	8,251
Other reportable assets	90	90	273
Reportable assets	$ 8,270	$ 6,047	$ 9,858